FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of financial instruments and fair value
Schedule of financial instruments and fair value
		2022		2021
	Level	Book value	Fair value	Book value	Fair value
Financial assets
Amortized cost
Marketable securities - Cash investments		380	380	1,095	1,095
Receivables from Customers		4,812	4,812	4,482	4,482
Restricted cash		16	16	19	19
Accounts receivable from the State of Minas Gerais (AFAC)		13	13	13	13
Concession financial assets - CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		944	944	2,148	2,148
Reimbursement of tariff subsidies		-	-	291	291
Escrow deposits		1,207	1,207	47	47
Concession grant fee - Generation concessions		2,950	2,950	1,155	1,155
Agreement between FIP Melbourne and AGPar		161	161	2,792	2,792
		10,483	10,483	12,042	12,042
Fair value through income or loss
Cash equivalents - Cash investments	2	1,346	1,346	708	708
Marketable securities
Bank certificates of deposit (CDBs)	2	191	191	101	101
Financial Notes - Banks	2	906	906	705	705
Treasury Financial Notes (LFTs)	1	402	402	178	178
		2,845	2,845	1,692	1,692
Derivative financial instruments (Swaps)	3	703	703	1,219	1,219
Concession financial assets - Distribution infrastructure	3	1,407	1,407	718	718

Schedule of changes in value of options

Balance on December 31, 2019	483
Adjustment to fair value	53
Balance on December 31, 2020	536
Adjustment to fair value	100
Balance on December 31, 2021	636
Adjustment to fair value	36
Balance on December 31, 2022	672

Schedule of derivative instruments contracted Realized gain

Assets	Liability	Maturity period	Trade market	Notional amount	Realized gain / loss
					2022	2021
US$ exchange variation + Rate (9.25% p.y.)	R$ 152.01% of CDI	Interest: Half-yearly Principal: Dec.2024	Over the counter	US$250	185	1,019
US$ exchange variation + Rate (9.25% p.y.)	R$125.52% of CDI	Interest: Half-yearly Principal: Dec.2024	Over the counter	US$500	(54)	155
US$ exchange variation higher than R$5.0984	US$ exchange variation lower than R$5.0984	August 03, 2021 December 16, 2022	Over the counter	2021: US$600 2022: US$280	32	24
					163	1,198

Schedule of derivative instruments contracted

Assets (1)	Liability	Maturity period	Trade market	Notional amount (2)	Notional amount 2022	Fair value 2022	Notional amount 2021	Fair value 2021
US$ exchange variation + Rate (9.25% p.y.) (1)	R$ + 152.01% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$250	428	273	873	706
US$ exchange variation + Rate (9.25% p.y.) (1)	R$ + 125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	568	339	578	507
					996	612	1,451	1,213
Current asset						703		1,219
Current liabilities						(91)		(6)

(1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018 a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$, and a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate. The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00 and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
(2)	In thousands of US$.

Schedule of fair value of derivative hedge instrument One

		Probable' scenario	Adverse scenario
Risk: foreign exchange rate exposure	Base scenario	US$1 = R$5.10	US$1 = 6.00
US dollar
Loans (Note 22)	(3,975)	(3,885)	(4,571)
Suppliers (Itaipu Binacional) (Note 20)	(274)	(267)	(315)
	(4,249)	(4,152)	(4,886)

Net liabilities exposed	(4,249)	(4,152)	(4,886)
Net effect of exchange rate fluctuation		97	(637)

Schedule of Exchange rate risk

	2022		2021
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans (Note 22)	(762)	(3,975)	(1,008)	(5,623)
Suppliers (Itaipu Binacional) (Note 20)	(52)	(274)	(59)	(331)
	(814)	(4,249)	(1,067)	(5,954)
Net liabilities exposed		(4,249)		(5,954)

Schedule of exposure to exchange rates

Risk: Exposure to domestic interest rate changes	2022	2021
Assets
Cash equivalents - Cash investments (Note 6) - CDI	1,345	708
Marketable securities (Note 7) - CDI / SELIC	1,878	2,078
Restricted cash - CDI	16	19
CVA and in tariffs (Note 14) - SELIC	944	2,148
Assets	4,183	4,953
Liabilities
Loans and debentures (Note 22) - CDI	(2,041)	(1,458)
Loans and debentures (Note 22) - TJLP	-	(21)
Sector financial liabilities (Note 14)	-	(51)
Liabilities	(2,041)	(1,530)
Net assets exposed	2,142	3,423

Schedule of exposure to exchange rates

Risk: Increase in Brazilian interest rates	2022	2023
	Book value	Probable' scenario	Adverse scenario
		Selic 12.5%	Selic 9.75%
		TJLP 7.2%	TJLP 5.96%
Assets
Cash equivalents (Note 6)	1,345	1,513	1,476
Marketable securities (Note 7)	1,878	2,113	2,061
Restricted cash	16	18	17
CVA and Other financial components - SELIC (Note 14)	944	1,062	1,036
Assets	4,183	4,706	4,590
Liabilities
Loans and debentures - CDI (Note 22)	(2,041)	(2,296)	(2,240)
Liabilities	(2,041)	(2,296)	(2,240)

Net assets exposed	2,142	2,410	2,350
Net effect of fluctuation in interest rates		268	208

Schedule of risk of increase in inflation

Exposure to increase in inflation	2022	2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	1,407	718
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	-	13
Concession Grant Fee - IPCA (Note 14)	2,950	2,792
Assets	4,357	3,523
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)	(4,630)	(4,322)
Debt with pension fund (Forluz) - IPCA (Note 24)	(251)	(385)
Deficit of pension plan (Forluz) - IPCA (Note 24)	(545)	(539)
Liabilities	(5,426)	(5,246)
Net assets exposed	(1,069)	(1,726)

(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Schedule of exposure to exchange rates Risk

Risk: increase in inflation index	2022	2023
	Book value	‘Probable scenario’	‘Adverse scenario’
		IPCA 5.3%	IPCA 7.9%
		IGPM 3.49%	IGPM 6.9%
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	1,370	1,442	1,478
Concession financial assets related to gas distribution infrastructure - IGPM	37	38	39
Concession Grant Fee - IPCA (Note 14)	2,950	3,107	3,184
Assets	4,357	4,587	4,701
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)	(4,630)	(4,875)	(4,996)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)	(251)	(265)	(271)
Deficit of pension plan (Forluz) (Note 24)	(545)	(574)	(588)
Liabilities	(5,426)	(5,714)	(5,855)
Net liabilities exposed	(1,069)	(1,127)	(1,154)
Net effect of fluctuation in IPCA and IGP-M indexes		(58)	(85)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Schedule of financial instruments at interest rates

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at interest rates:
- Floating rates
Loans and debentures	55	536	1,244	10,439	618	12,892
Onerous concessions	-	1	3	13	17	34
Debt with pension plan (Forluz) (Note 23)	15	30	136	93	-	274
Deficit of the pension plan (FORLUZ) (Note 23)	6	13	60	352	412	843
	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
	76	580	1,443	10,897	1,047	14,043
- Fixed rate
Suppliers	2,626	206	-	-	-	2,832
Total	2,702	786	1,443	10,897	1,047	16,875

Schedule of net liabilities and its equity

	2022	2021
Loans and debentures	10,579	11,364
(-) Cash and cash equivalents	(1,441)	(825)
(-) Marketable securities	(1,878)	(2,078)
(-) Derivative hedge instrument	(1)	(1,213)
Net debt	6,648	7,248

Adjusted EBITDA	6,928	5,932
Net debt / Adjusted EBITDA	0.96	1.22

Schedule of consolidated net liabilities

	2022	2021
Total liabilities	31,888	32,584
(-) Cash and cash equivalents	(1,441)	(825)
(-) Restricted cash	(16)	(19)
Net liabilities	30,431	31,740
Total equity	21,783	19,462
Net liabilities / equity	1.40	1.62

Schedule of credit exposure

Group	Equity	Limit per bank (% of equity) (1) (2)
		AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Schedule of fair value of derivative hedge instrument One

	Base scenario 2022	Probable' scenario 2023 Selic 12.75% Dollar 5.10	Adverse scenario 2023 Selic 15.75% Dollar 6.02
Swap (asset)	2,865	2,793	2,790
Swap (liability)	(2,976)	(2,872)	(2,897)
Option / Call spread	723	745	855
Derivative hedge instrument	612	666	748